RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9. RELATED PARTY TRANSACTIONS

In March 2012, we acquired, through our wholly owned subsidiary Flamel US, all of the membership interests of Éclat from Éclat Holdings, an affiliate of our largest shareholder Deerfield Capital L.P., for consideration primarily consisting of a $12 million senior, secured six-year note that is guaranteed by us and our subsidiaries and secured by the equity interests and assets of Éclat, two warrants to purchase a total of 3,300,000 ADSs of Flamel and commitments to make earn out payments of 20% of any gross profit generated by certain Éclat launch products and 100% of the gross profit generated by our former product Hycet®, which we sold in 2013, up to a maximum of $1 million. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr. Anderson retains a minority interest in Éclat Holdings, renamed Breaking Stick, and does not have the ability to control this entity by virtue of his minority interest. The senior secured note was repaid in full in March 2014 using the net proceeds from our public sale of ADSs.

On February 4, 2013, we entered into a Facility Agreement (the “Deerfield Facility”), through Flamel US with Deerfield Private Design Fund II, L.P. and Deerfield Private Design International II, L.P. (together, the “Deerfield Entities”) providing for debt financing of $15 million by the Deerfield Entities (the “Loan”). The Loan was repaid in full in March 2014 using the net proceeds from our public sale of ADSs.

The Deerfield Facility was subject to certain limitations, and allowed us to use the funds for working capital, including continued investment in our research and development projects. Interest accrued at 12.5% per annum to be paid quarterly in arrears, commencing on April 1, 2013, and on the first business day of each July, October, January and April thereafter Pursuant to the Deerfield Facility, we were required to pay the Deerfield Entities a fee of $112,500 for entering into the transaction and to reimburse the Deerfield Entities for legal costs and expenses incurred in effecting the transaction.

In conjunction with our entry in the Deerfield Facility, Éclat entered into a Royalty Agreement with Horizon Santé FLML, Sarl and Deerfield Private Design Fund II, L.P., both affiliates of the Deerfield Entities (together, “Deerfield PDF/Horizon”). The Royalty Agreement provides for Éclat to pay Deerfield PDF/Horizon 1.75% of the net sales price of the products sold by us and any of our affiliates until December 31, 2024, with royalty payments accruing daily and paid in arrears for each calendar quarter during the term of the Royalty Agreement. The Royalty Agreement requires Éclat to take all commercially reasonable efforts to obtain the necessary regulatory approvals to sell the products in the United States and to market the Products after receiving such approvals.

We also entered into a Security Agreement dated February 4, 2013 with Deerfield PDF/Horizon, whereby Deerfield PDF/Horizon was granted a security interest in the intellectual property and regulatory rights related to the products to secure the obligations of Éclat and Flamel US, including the full and prompt payment of royalties to Deerfield PDF/Horizon under the Royalty Agreement.

We also entered into two pledge agreements on certain receivables and equipment we own. These agreements were required to be recorded under French law and on request of Deerfield. No request has been made and the receivable pledge was released in full in June 2014.

As of December 3, 2013, we and certain of our U.S. subsidiaries entered into a Facility Agreement (the “Broadfin Facility”) with Broadfin Healthcare Master Fund, Ltd. (“Broadfin”) providing for loans by Broadfin in an aggregate amount not to exceed $15.0 million. The loans under the Broadfin Facility were secured by a first priority security interest in intellectual property associated with our Medusa technology and a junior lien on substantially all of the assets of the borrowers, which were previously pledged in connection with the Deerfield Facility, the Royalty Agreement and the notes issued in connection with the Éclat acquisition. In addition, we have agreed to grant a junior lien on certain equipment located in France, if such previously pledged equipment under the Deerfield Facility and/or the Éclat note is recorded.

Under the terms of the Broadfin Facility, upon closing Broadfin made an initial loan of $5.0 million and we had the ability to request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. Loans under the Broadfin Facility were scheduled to mature upon the earlier to occur of (i) January 31, 2017 and (ii) the repayment in full of all outstanding amounts under the Deerfield Facility, but in no event prior to November 15, 2015. We had the ability to prepay the outstanding loans under the Broadfin Facility at any time, without prepayment penalty and the full $5.0 million outstanding was subsequently repaid using a portion of the net proceeds from our public sale of ADSs in March 2014. Prior to repayment, interest accrued on the loan under the Broadfin Facility at a rate of 12.5% per annum, payable quarterly in arrears, commencing on January 1, 2014.

In connection with entering into the Broadfin Facility, we also entered into a Royalty Agreement with Broadfin, dated as of December 3, 2013 (the “Broadfin Royalty Agreement”). Pursuant to the Broadfin Royalty Agreement, we are required to pay a royalty of 0.834% on the net sales of certain products sold by Éclat Pharmaceuticals, LLC and any of its affiliates until December 31, 2024.

Concurrent with entering into the Broadfin Facility, we also amended the terms of the Deerfield Facility and the agreement governing the Éclat notes to, among other things, permit the indebtedness and liens under the Broadfin Facility and to grant a junior lien to the respective lenders on the Medusa Technology.